Equity (Unrecognized Compensation Expense Related to Stock-Based Compensation) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 4
Weighted Average Period	1 year 7 months 25 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 33
Weighted Average Period	1 year 8 months 22 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 41
Weighted Average Period	1 year 9 months 18 days